Interest-bearing loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest bearing loans and borrowings
Current debt	$ 1,754	$ 2,247	$ 2,307
Non-current liabilities	17,359	15,560	$ 14,501
Interest rate on borrowings			5.90%
Overdrafts
Interest bearing loans and borrowings
Current debt	160	152	$ 94
Bank collateral
Interest bearing loans and borrowings
Current debt	384	513
Finance leases
Interest bearing loans and borrowings
Current debt		5	87
Non-current liabilities			6
5.9% Callable bond
Interest bearing loans and borrowings
Current debt			1,769
Floating rate notes due 2018
Interest bearing loans and borrowings
Current debt		399
Non-current liabilities			399
1.75% Callable bond
Interest bearing loans and borrowings
Current debt		$ 998
Non-current liabilities			$ 998
Interest rate on borrowings		1.75%	1.75%
1.95% Callable bond
Interest bearing loans and borrowings
Current debt	$ 999
Non-current liabilities		$ 999	$ 998
Interest rate on borrowings	1.95%	1.95%	1.95%
Commercial paper
Interest bearing loans and borrowings
Current debt	$ 211	$ 180	$ 357
0.875% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 854	$ 890	$ 782
Interest rate on borrowings	0.875%	0.875%	0.875%
0.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 570	$ 594	$ 522
Interest rate on borrowings	0.25%	0.25%	0.25%
Floating rate loan due 2022
Interest bearing loans and borrowings
Non-current liabilities	$ 250	$ 249
Callable Bond 2.375 Percent Due on 2020
Interest bearing loans and borrowings
Non-current liabilities	$ 1,594	$ 1,591	$ 1,589
Interest rate on borrowings	2.375%	2.375%	2.375%
Callable Bond 2.375 Percent Due on 2022
Interest bearing loans and borrowings
Non-current liabilities	$ 994	$ 992
Interest rate on borrowings	2.375%	2.375%
7% Guaranteed debentures
Interest bearing loans and borrowings
Non-current liabilities	$ 325	$ 347	$ 350
Interest rate on borrowings	7.00%	7.00%	7.00%
Floating rate notes due 2023
Interest bearing loans and borrowings
Non-current liabilities	$ 400
3.5% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 845
Interest rate on borrowings	3.50%
0.75% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 1,022	$ 1,067	$ 937
Interest rate on borrowings	0.75%	0.75%	0.75%
3.375% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 1,980	$ 1,978	$ 1,976
Interest rate on borrowings	3.375%	3.375%	3.375%
3.125% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 743	$ 742
Interest rate on borrowings	3.125%	3.125%	3.125%
1.25% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 903	$ 941	$ 827
Interest rate on borrowings	1.25%	1.25%	1.25%
4% Callable bond due in 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 992
Interest rate on borrowings	4.00%
5.75% Non-callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 443	$ 468	$ 426
Interest rate on borrowings	5.75%	5.75%	5.75%
6.45% Callable bond
Interest bearing loans and borrowings
Non-current liabilities	$ 2,721	$ 2,720	$ 2,719
Interest rate on borrowings	6.45%	6.45%	6.45%
4% Callable bond due in 2042
Interest bearing loans and borrowings
Non-current liabilities	$ 987	$ 987	$ 986
Interest rate on borrowings	4.00%	4.00%	4.00%
4.375% Callable bond due in 2045
Interest bearing loans and borrowings
Non-current liabilities	$ 979	$ 979	$ 979
Interest rate on borrowings	4.375%	4.375%	4.375%
4..3.75% Callable bond due in 2048
Interest bearing loans and borrowings
Non-current liabilities	$ 736
Interest rate on borrowings	4.375%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 21	$ 16	$ 7